Long-term Debt - Schedule of Long-term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Amount	$ 698.8	$ 695.2
Debt issue costs	(2.9)	(3.4)
Total	695.9	691.8
Less: current portion	(6.0)	(8.9)
Total long-term debt	689.9	682.9
Affiliates [Member]
Line of Credit Facility [Line Items]
Total long-term debt	135.9	141.3
Non Affiliated Entity [Member]
Line of Credit Facility [Line Items]
Total long-term debt	554.0	541.6
Line of Credit [Member] | ATB Phase 2 Facility [Member]
Line of Credit Facility [Line Items]
Amount	66.9	75.2
Debt issue costs	0.0	0.0
Total	66.9	75.2
Line of Credit [Member] | MLP Related Party Loan Agreement [Member]
Line of Credit Facility [Line Items]
Amount	75.0	75.0
Debt issue costs	0.0	0.0
Total	75.0	75.0
Line of Credit [Member] | VTTI Operating Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount	122.2	104.0
Debt issue costs	(0.1)	(0.2)
Total	122.1	103.8
Senior Notes [Member] | Senior Unsecured Notes [Member]
Line of Credit Facility [Line Items]
Amount	434.7	441.0
Debt issue costs	(2.8)	(3.2)
Total	$ 431.9	$ 437.8